Shareholders' Equity (Additional Information) (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 17, 2022	Nov. 10, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 04, 2019	Feb. 27, 2019
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued			141,348,856	148,699,982	141,348,856	132,858,484
Share price			$ 18	$ 18	$ 18
Price per warrant			$ 0.01	$ 0.01	$ 0.01
Warrants outstanding			6,899,988	6,854,309	6,899,988
Shares issued, shares				250,000
Preference shares, authorized			45,000,000	45,000,000	45,000,000	45,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		740,000,000	740,000,000	740,000,000	740,000,000	740,000,000
Common stock, shares outstanding			141,348,856	148,699,982	141,348,856	132,858,484
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issue			29,057,097	29,057,097	29,057,097	0
Preference shares outstanding			29,057,097	29,057,097	29,057,097	0
Series A Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preference shares, authorized			45,000,000		45,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001
Preference shares issue		29,057,097
Preference shares outstanding			29,057,097		29,057,097	0
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Share price			$ 11.5		$ 11.5
Price per warrant				$ 11.5
Preferred Stock Member
Shareholders' Equity (Details) [Line Items]
Shares issued, value					$ 290,600,000
A R Yorkville Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued				632,431
Purchase of stock, percentage				98.00%
Common stock sold				2,167,604
Proceeds from sale of common stock				$ 15,100,000
Right to sell maximum number of common stock shares	$ 500,000,000			$ 500,000,000
Common stock, par value	$ 0.0001
A R Yorkville Purchase Agreement [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued, shares			250,000
B. Riley Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued				250,000
Purchase of stock, percentage				98.00%
Common stock sold				127,241
Proceeds from sale of common stock				$ 1,000,000
Right to sell maximum number of common stock shares	$ 500,000,000
First Amended Certificate of Incorporation [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued							350,000,000	200,000,000
Preferred stock, par value							$ 0.0001	$ 0.0001
Common stock, par value							$ 0.0001	$ 0.0001
Preference shares issue							20,000,000	20,000,000
Second Amended Certificate of Incorporation [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued		740,000,000
Shares issued, shares		785,000,000
Common stock, shares outstanding		197,566,338
Preference shares issue		45,000,000
Second Amended Certificate of Incorporation [Member] | Series A Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, par value		$ 0.0001
Preference shares outstanding		29,057,097
Equity Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued, value	$ 500,000,000
Purchase of stock, percentage	98.00%
Equity Purchase Agreement [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued, shares	250,000
Structuring fees	$ 10,000
Warrants [Member] | Warrant Transfer Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding			4,104,000	4,104,000	4,104,000
Warrants [Member] | Warrant Transfer Agreement [Member] | Sponsor [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding			1,000,000		1,000,000
Warrants [Member] | Warrant Transfer Agreement [Member] | Sorrento Therapeutics, Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding			3,104,000		3,104,000